Statement of Cash Flows_Cash Inflows And Outflows From Income Tax Interests And Dividends(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income Taxes Paid Refund Classified As Operating Activities	₩ 1,119,252	₩ 1,223,084	₩ 759,013
Interest Received Classified As Operating Activities	14,986,532	14,936,705	13,958,806
Interest Paid Classified As Operating Activities	5,266,158	5,365,595	4,369,345
Dividends Received Classified As Operating Activities	187,699	185,846	235,243
Dividends Paid Classified As Financing Activities	₩ 883,952	₩ 766,249	₩ 766,728